Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2019
Organization and principal activities
Schedule of consolidated assets and liabilities information and consolidated operating results and cash flows information of the Group's VIE and VIE's subsidiaries

The following consolidated assets and liabilities information of the Group’s VIE and VIE’s subsidiaries as of December 31, 2018 and 2019, and consolidated operating results and cash flows information for the years ended December 31, 2017, 2018 and 2019, have been included in the accompanying Consolidated Financial Statements:

	As of December 31,
	2018	2019
	RMB	RMB
Cash and cash equivalents	415,456	645,332
Restricted cash	4,727	957
Short-term investments	21,600	11,500
Accounts receivable, net	1,352,596	2,189,980
Amount due from related parties*	1,794	3,095
Prepayments and other current assets	210,764	194,423
Total current assets	2,006,937	3,045,287
Property, equipment and software, net	15,450	8,298
Equity method investments	341,825	574,930
Long-term equity investment	56,000	40,000
Deferred tax assets	8,467	7,289
Other non-current assets	23,915	7,255
Total non-current assets	445,657	637,772
Total assets	2,452,594	3,683,059
Short-term bank borrowings	395,000	490,000
Accounts payable	1,107,836	1,897,219
Customers’ refundable fees	41,697	44,916
Amounts due to related parties*	285,621	278,487
Accrued expenses and other payables	392,251	283,749
Income tax payables	297	7
Total current liabilities	2,222,702	2,994,378
Non-current liabilities
Income tax payables	11,916	11,061
Long-term loan from a related party**	300,000	534,000
Total non-current liabilities	311,916	545,061
Total liabilities	2,534,618	3,539,439
*    Amounts due from and to related parties represent the amounts due from and to Shanghai Fangdd Information Technology Co., Ltd., Shanghai Fangdd Software Technology Co., Ltd. and its subsidiaries, which are eliminated upon consolidation.

**   Long-term loan from a related party represents entrusted loan with a 3‑year term at annual interest rate of 0.5%, which was borrowed by Shenzhen Fangdd during the year of 2018 and 2019 from Fangdd Information via Bank of China in Shenzhen, which are eliminated upon consolidation.

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Total revenue	1,798,521	2,282,216	3,599,436
Net income (loss)	6,237	107,511	(520,230)
Net cash (used in) provided by operating activities	(663,005)	116,937	103,298
Net cash provided by (used in) investing activities	214,872	(303,375)	(206,192)
Net cash provided by financing activities	663,100	31,900	329,000
Net increase (decrease) in cash, cash equivalents and restricted cash	214,967	(154,538)	226,106
Cash, cash equivalents and restricted cash at the beginning of the year	359,754	574,721	420,183
Cash, cash equivalents and restricted cash at the end of the year	574,721	420,183	646,289